UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

New Horizons Fund

Investor Class (PRNHX)

This semi-annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Investor Class	$39	0.80%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,971,698
Number of Portfolio Holdings	189

Portfolio Turnover Rate	16.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	29.0%
Health Care	26.0
Information Technology	25.8
Financials	6.5
Consumer Discretionary	5.0
Materials	2.2
Energy	1.3
Real Estate	0.5
Communication Services	0.0
Other	3.7

Top Ten Holdings (as a % of Net Assets)

Dayforce	3.0%
Paylocity Holding	2.6
Teledyne Technologies	2.5
HubSpot	2.5
Insmed	2.4
Argenx	2.3
Datadog	2.3
Monday.com	2.2
Old Dominion Freight Line	2.2
SiteOne Landscape Supply	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F42-053 8/25

New Horizons Fund

Investor Class (PRNHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

New Horizons Fund

I Class (PRJIX)

This semi-annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - I Class	$32	0.66%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,971,698
Number of Portfolio Holdings	189

Portfolio Turnover Rate	16.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	29.0%
Health Care	26.0
Information Technology	25.8
Financials	6.5
Consumer Discretionary	5.0
Materials	2.2
Energy	1.3
Real Estate	0.5
Communication Services	0.0
Other	3.7

Top Ten Holdings (as a % of Net Assets)

Dayforce	3.0%
Paylocity Holding	2.6
Teledyne Technologies	2.5
HubSpot	2.5
Insmed	2.4
Argenx	2.3
Datadog	2.3
Monday.com	2.2
Old Dominion Freight Line	2.2
SiteOne Landscape Supply	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F532-053 8/25

New Horizons Fund

I Class (PRJIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

New Horizons Fund

Z Class (TRUZX)

This semi-annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$14,971,698
Number of Portfolio Holdings	189

Portfolio Turnover Rate	16.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	29.0%
Health Care	26.0
Information Technology	25.8
Financials	6.5
Consumer Discretionary	5.0
Materials	2.2
Energy	1.3
Real Estate	0.5
Communication Services	0.0
Other	3.7

Top Ten Holdings (as a % of Net Assets)

Dayforce	3.0%
Paylocity Holding	2.6
Teledyne Technologies	2.5
HubSpot	2.5
Insmed	2.4
Argenx	2.3
Datadog	2.3
Monday.com	2.2
Old Dominion Freight Line	2.2
SiteOne Landscape Supply	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1263-053 8/25

New Horizons Fund

Z Class (TRUZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNHX New Horizons Fund
PRJIX New Horizons Fund–
.
I Class
TRUZX New Horizons Fund–
.
Z Class

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 55.81 $ 56.22 $ 46.33 $ 76.81 $ 82.28 $ 59.37
Investment
activities
Net investment
loss
(1)(2)
(0.12) (0.22) (0.19) (0.28) (0.48) (0.36)
Net realized and
unrealized gain/
loss (2.94) 2.55 10.08 (28.02) 8.14 34.44
Total from
investment
activities (3.06) 2.33 9.89 (28.30) 7.66 34.08
Distributions
Net realized gain — (2.74) — (2.18) (13.13) (11.17)
NET ASSET
VALUE
End of period $ 52.75 $ 55.81 $ 56.22 $ 46.33 $ 76.81 $ 82.28

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
(5.48)% 3.86% 21.35% (37.00)% 9.71% 57.72%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.80%
(4)
0.79% 0.78% 0.79% 0.75% 0.75%
Net expenses
after waivers/
payments by
Price Associates 0.80%
(4)
0.79% 0.78% 0.79% 0.75% 0.75%
Net investment
loss (0.47)%
(4)
(0.38)% (0.37)% (0.51)% (0.54)% (0.50)%
Portfolio turnover
rate 16.7% 31.9% 54.8% 52.7% 42.5% 52.2%
Net assets, end of
period (in millions) $5,668 $7,756 $10,376 $9,636 $24,296 $25,489
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 56.22 $ 56.54 $ 46.54 $ 77.03 $ 82.55 $ 59.52
Investment
activities
Net investment
loss
(1)(2)
(0.09) (0.14) (0.13) (0.20) (0.39) (0.28)
Net realized and
unrealized gain/
loss (2.95) 2.56 10.13 (28.11) 8.16 34.56
Total from
investment
activities (3.04) 2.42 10.00 (28.31) 7.77 34.28
Distributions
Net realized gain — (2.74) — (2.18) (13.29) (11.25)
NET ASSET
VALUE
End of period $ 53.18 $ 56.22 $ 56.54 $ 46.54 $ 77.03 $ 82.55

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
(5.41)% 3.99% 21.49% (36.91)% 9.82% 57.92%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.66%
(4)
0.66% 0.66% 0.66% 0.64% 0.64%
Net expenses
after waivers/
payments by
Price Associates 0.66%
(4)
0.66% 0.66% 0.66% 0.64% 0.64%
Net investment
loss (0.32)%
(4)
(0.25)% (0.25)% (0.36)% (0.44)% (0.40)%
Portfolio turnover
rate 16.7% 31.9% 54.8% 52.7% 42.5% 52.2%
Net assets, end of
period (in millions) $7,202 $9,715 $12,062 $10,763 $11,728 $9,621
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 57.29 $ 57.19 $ 46.77 $ 76.88 $ 82.36 $ 46.43
Investment
activities
Net investment
income
(2)(3)
0.09 0.24 0.21 0.16 0.17 0.12
Net realized and
unrealized gain/
loss (3.02) 2.60 10.21 (28.09) 8.14 47.45
Total from
investment
activities (2.93) 2.84 10.42 (27.93) 8.31 47.57
Distributions
Net realized gain — (2.74) — (2.18) (13.79) (11.64)
NET ASSET
VALUE
End of period $ 54.36 $ 57.29 $ 57.19 $ 46.77 $ 76.88 $ 82.36

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
(5.11)% 4.68% 22.28% (36.49)% 10.52% 102.89%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.64%
(5)
0.64% 0.64% 0.64% 0.64% 0.64%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment
income 0.34%
(5)
0.41% 0.41% 0.29% 0.20% 0.20%
(5)
Portfolio turnover
rate 16.7% 31.9% 54.8% 52.7% 42.5% 52.2%
Net assets, end of
period (in millions) $2,102 $2,292 $2,304 $1,905 $3,246 $3,852
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE New Horizons Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  91.8%
COMMUNICATION SERVICES  0.0%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1)(2) 6,047,898 —
—
Entertainment  0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 —
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 608
608
Total Communication Services 608
CONSUMER DISCRETIONARY  4.8%
Automobile Components  0.4%
Modine Manufacturing (1) 574,213 56,560
56,560
Hotels, Restaurants & Leisure  2.7%
Cava Group (1) 1,431,727 120,594
Sweetgreen, Class A (1) 4,301,107 64,000
Viking Holdings (1) 1,079,427 57,523
Wingstop  505,090 170,084
412,201
Specialty Retail  1.3%
Floor & Decor Holdings, Class A (1) 2,626,241 199,489
199,489
Textiles, Apparel & Luxury Goods  0.4%
On Holding, Class A (1) 1,032,561 53,745
53,745
Total Consumer Discretionary 721,995
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $14,239 (1)(2)(3) 588,894 —
Total Consumer Staples —
ENERGY  1.3%
Energy Equipment & Services  1.3%
TechnipFMC  4,016,533 138,329
Weatherford International  1,154,540 58,085
Total Energy 196,414

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  6.3%
Capital Markets  1.9%
Hamilton Lane, Class A  840,868 119,504
StepStone Group, Class A  2,277,570 126,405
TPG  850,701 44,620
290,529
Financial Services  4.4%
Corpay (1) 821,508 272,593
Marqeta, Class A (1) 11,115,992 64,806
Toast, Class A (1) 7,264,001 321,723
659,122
Total Financials 949,651
HEALTH CARE  24.1%
Biotechnology  18.5%
Agios Pharmaceuticals (1) 377,594 12,559
Akero Therapeutics (1) 1,626,094 86,768
Alnylam Pharmaceuticals (1) 788,457 257,108
AnaptysBio (1) 440,070 9,770
Arcellx (1) 439,734 28,956
Argenx, ADR (1) 624,306 344,130
Ascendis Pharma, ADR (1) 573,396 98,968
Autolus Therapeutics, ADR (1) 2,019,297 4,604
Avidity Biosciences (1) 3,950,554 112,196
Beam Therapeutics (1) 179,013 3,045
Blueprint Medicines (1) 459,232 58,864
Caris Life Sciences (1) 251,901 6,731
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $42,693 (1)(3) 2,849,220 76,131
Celldex Therapeutics (1) 1,390,515 28,297
Centessa Pharmaceuticals, ADR (1) 679,544 8,929
Crinetics Pharmaceuticals (1) 2,056,360 59,141
Cytokinetics (1) 484,386 16,004
Day One Biopharmaceuticals (1) 705,301 4,584
Denali Therapeutics (1) 1,157,906 16,199
Disc Medicine (1) 539,106 28,551
Dyne Therapeutics (1) 1,119,733 10,660
Entrada Therapeutics (1) 1,522,469 10,231
Generation Bio (1)(4) 4,755,089 1,522
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Ideaya Biosciences (1) 1,054,318 22,162
Insmed (1) 3,615,575 363,871
Ionis Pharmaceuticals (1) 1,023,193 40,426
Janux Therapeutics (1) 609,989 14,091
Kymera Therapeutics (1) 2,901,399 126,617
Madrigal Pharmaceuticals (1) 157,595 47,695
Merus (1) 592,273 31,154
Mirum Pharmaceuticals (1) 716,263 36,451
Monte Rosa Therapeutics (1) 2,914,907 13,146
MoonLake Immunotherapeutics (1) 523,888 24,727
Natera (1) 1,571,276 265,451
Nurix Therapeutics (1) 1,347,997 15,354
Nuvalent, Class A (1) 516,869 39,437
ORIC Pharmaceuticals (1) 914,115 9,278
Praxis Precision Medicines (1) 393,449 16,545
Relay Therapeutics (1) 1,252,599 4,334
Replimune Group (1)(4) 4,214,307 39,151
Revolution Medicines (1) 1,355,548 49,871
Revolution Medicines, Warrants, 11/14/28 (1) 302,672 82
Rhythm Pharmaceuticals (1) 385,965 24,389
Ring Therapeutics, Acquisition Date: 4/12/21, Cost $13,087 (1)
(2)(3) 284,498 1,309
Scholar Rock Holding (1) 3,574,252 126,600
Soleno Therapeutics (1) 539,981 45,240
TG Therapeutics (1) 651,588 23,451
Ultragenyx Pharmaceutical (1) 621,161 22,585
Vaxcyte (1) 468,529 15,232
Vera Therapeutics (1) 1,560,786 36,772
Viridian Therapeutics (1) 1,209,740 16,912
Xencor (1) 1,439,890 11,318
Zenas Biopharma (1) 322,422 3,124
2,770,723
Health Care Equipment & Supplies  0.3%
Kestra Medical Technologies (1) 275,220 4,563
Penumbra (1) 154,638 39,685
PROCEPT BioRobotics (1) 123,580 7,118
51,366
Health Care Providers & Services  0.1%
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)(3) 617,863 797
Encompass Health  106,069 13,007
13,804

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  1.6%
Veeva Systems, Class A (1) 833,970 240,167
240,167
Life Sciences Tools & Services  3.3%
Bio-Techne  5,672,982 291,875
Repligen (1) 1,230,841 153,092
Sartorius Stedim Biotech (EUR)  182,456 43,655
488,622
Pharmaceuticals  0.3%
Arvinas (1) 715,982 5,270
Axsome Therapeutics (1) 233,800 24,406
WaVe Life Sciences (1) 2,127,519 13,829
43,505
Total Health Care 3,608,187
INDUSTRIALS & BUSINESS SERVICES  28.5%
Aerospace & Defense  0.5%
Karman Holdings (1) 635,466 32,008
Loar Holdings (1) 426,234 36,729
68,737
Building Products  1.5%
Trex (1) 4,150,899 225,726
225,726
Commercial Services & Supplies  0.7%
MSA Safety  608,806 101,993
101,993
Construction & Engineering  1.6%
API Group (1) 4,626,739 236,195
236,195
Electrical Equipment  1.5%
Hubbell  547,520 223,613
223,613
Ground Transportation  4.1%
Old Dominion Freight Line  2,056,719 333,805
Saia (1) 1,038,607 284,568
618,373
Industrial Conglomerates  1.1%
Roper Technologies  284,016 160,992
160,992

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery  8.8%
Esab  2,712,021 326,934
IDEX  1,272,038 223,331
Ingersoll Rand  3,644,901 303,183
RBC Bearings (1) 721,421 277,603
Toro  2,542,162 179,680
1,310,731
Passenger Airlines  0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
—
Professional Services  6.5%
Booz Allen Hamilton Holding  1,111,673 115,759
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (1)
(2)(3)(4) 2,653,566 16,293
Dayforce (1)(4) 8,208,492 454,668
Paylocity Holding (1) 2,163,741 392,048
978,768
Trading Companies & Distributors  2.2%
SiteOne Landscape Supply (1)(4) 2,742,192 331,641
331,641
Total Industrials & Business Services 4,256,769
INFORMATION TECHNOLOGY  24.1%
Electronic Equipment, Instruments & Components  3.4%
Novanta (1) 990,897 127,756
Teledyne Technologies (1) 740,028 379,124
506,880
IT Services  0.6%
Globant (1) 939,043 85,303
85,303
Semiconductors & Semiconductor Equipment  5.1%
Entegris  1,570,813 126,686
Lattice Semiconductor (1) 3,657,141 179,163
MACOM Technology Solutions Holdings (1) 1,105,406 158,394
Monolithic Power Systems  402,129 294,109
758,352

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Software  15.0%
Appfolio, Class A (1) 107,485 24,752
BILL Holdings (1)(4) 6,575,569 304,186
CyberArk Software (1) 405,799 165,111
Datadog, Class A (1) 2,545,532 341,941
Descartes Systems Group (1) 1,641,543 166,855
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)
(3) 2,129,852 54,311
HubSpot (1) 672,876 374,543
Monday.com (1) 1,068,115 335,901
Procore Technologies (1) 1,987,749 136,002
Samsara, Class A (1) 5,254,885 209,039
ServiceTitan, Class A (1) 1,242,753 133,198
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)
(3) 657,558 3,505
2,249,344
Total Information Technology 3,599,879
MATERIALS  2.2%
Chemicals  0.0%
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
—
Metals & Mining  2.2%
Reliance  1,030,931 323,609
323,609
Total Materials 323,609
REAL ESTATE  0.5%
Real Estate Management & Development  0.5%
FirstService  435,330 76,017
Total Real Estate 76,017
Total Common Stocks (Cost $9,966,776) 13,733,129

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  4.0%
COMMUNICATION SERVICES  0.0%
Entertainment  0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)
(3) 2,632,810 —
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)
(2)(3) 1,375,830 825
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)
(2)(3) 2,337,940 1,894
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)
(2)(3) 682,712 601
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)
(3) 884,802 531
3,851
Media  0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 2,326
2,326
Total Communication Services 6,177
CONSUMER DISCRETIONARY  0.2%
Hotels, Restaurants & Leisure  0.2%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 2,629
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 6,322
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 8,121
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 1,587
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 7,682
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 2,730
Total Consumer Discretionary 29,071
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17
- 7/31/20, Cost $3,161 (1)(2)(3) 131,054 —
Farmers Business Network, Series F, Acquisition Date: 11/3/17
- 7/31/20, Cost $2,036 (1)(2)(3) 83,889 —
Total Consumer Staples —

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.2%
Capital Markets  0.2%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 10,701
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,187 (1)(2)(3)(5) 24,002 10,701
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 1,886
Total Financials 23,288
HEALTH CARE  1.4%
Biotechnology  0.9%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (1)(2)(3) 1,234,213 14,181
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $19,567 (1)(2)(3) 1,106,212 6,465
Eikon Therapeutics, Series B-1, Acquisition Date: 12/3/21 -
2/14/25, Cost $6,561 (1)(2)(3) 1,122,551 6,561
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,897 (1)(2)(3) 227,803 1,331
Eikon Therapeutics, Series C-1, Acquisition Date: 5/18/23 -
2/14/25, Cost $1,275 (1)(2)(3) 218,199 1,275
Eikon Therapeutics, Series D, Acquisition Date: 2/14/25,
Cost $7,836 (1)(2)(3) 1,340,753 7,836
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,007 (1)(2)(3) 1,176,193 6,008
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (1)(2)(3) 753,779 3,850
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)
(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)
(3) 861,590 15,759
Tessera Therapeutics, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 826,411 4,281
Tessera Therapeutics, Acquisition Date: 3/7/25, Cost $2,426 (1)
(2)(3) 468,247 2,426
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $22,682 (1)(2)(3) 2,897,679 24,950
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $17,466 (1)(2)(3) 2,028,504 17,466
134,539

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  0.2%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,865 (1)(2)(3) 9,149,620 7,495
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3) 18,452,429 15,268
22,763
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)
(2)(3) 617,862 797
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 5,609
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813 (1)(2)(3) 600,689 8,097
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,422 (1)(2)(3) 44,229 1,814
16,317
Life Sciences Tools & Services  0.2%
Manus Bio, Series One-6, Acquisition Date: 3/30/21 - 5/13/25,
Cost $18,373 (1)(2)(3) 1,751,541 5,255
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 29,208
34,463
Total Health Care 208,082
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 468,377 103
103
Air Freight & Logistics  0.1%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)
(2)(3) 1,453,824 7,618
Flexe, Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 2,356
9,974
Professional Services  0.4%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)
(2)(3)(4) 5,552,310 34,091
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)
(3)(4) 4,517,982 27,741
61,832
Total Industrials & Business Services 71,909

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  1.7%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,004 (1)(2)(3)(4) 891,864 1,302
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)
(2)(3)(4) 288,891 422
1,724
Software  1.7%
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $8,356 (1)(2)(3) 583,695 53,992
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)
(3) 464,700 11,850
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)
(2)(3) 867,510 22,122
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)
(3) 2,755,737 70,271
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)
(3) 2,196,921 56,021
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 3,604,617 12,400
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)
(2)(3) 6,430,431 34,274
260,930
Total Information Technology 262,654
Total Convertible Preferred Stocks (Cost $626,277) 601,181
PREFERRED STOCKS  0.5%
HEALTH CARE  0.5%
Life Sciences Tools & Services  0.5%
Sartorius (EUR)  303,591 77,324
Total Health Care 77,324
Total Preferred Stocks (Cost $27,792) 77,324

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  3.9%
Money Market Funds  3.9%
T. Rowe Price Government Reserve Fund, 4.37% (4)(6) 589,858,473 589,858
Total Short-Term Investments (Cost $589,858) 589,858
Total Investments in Securities
100.2% of Net Assets
(Cost $11,210,703) $ 15,001,492
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $754,135 and represents 5.0% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
BILL Holdings  $ (7,708) $ (234,506) $ —
Checkr  — — —
Checkr, Series C  — — —
Checkr, Series D  — — —
Dayforce  (5,679) (148,542) —
Esab  6,860 (5,203) 246
Evolve Vacation Rental Network, Series 4  — (4,432) —
Evolve Vacation Rental Network, Series 5  — (10,659) —
Evolve Vacation Rental Network, Series 6  — (13,689) —
Evolve Vacation Rental Network, Series 7  — (2,676) —
Evolve Vacation Rental Network, Series 8  — (12,950) —
Evolve Vacation Rental Network, Series 9  — (4,603) —
Generation Bio  (14,265) 10,354 —
Haul Hub, Series B  — (2,686) —
Haul Hub, Series C  — (869) —
Kardium, Series D-5  — (282) —
Kardium, Series D-6  — (417) —
Monte Rosa Therapeutics  (8,012) (18) —
Replimune Group  (15,736) 2,036 —
SiteOne Landscape Supply  (7,107) (25,888) —
T. Rowe Price Government Reserve Fund,
4.37% — — 6,088
Affiliates not held at period end (49,790) 42,204 —
Totals $ (101,437)# $ (412,826) $ 6,334+

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
BILL Holdings  $ 529,627 $ 25,956 $ 16,891 $ 304,186
Checkr  16,293 — — 16,293
Checkr, Series C  34,091 — — 34,091
Checkr, Series D  27,741 — — 27,741
Dayforce  664,105 35,415 96,310 454,668
Esab  365,356 8,353 41,572 *
Evolve Vacation Rental
Network, Series 4  7,061 — — 2,629
Evolve Vacation Rental
Network, Series 5  16,981 — — 6,322
Evolve Vacation Rental
Network, Series 6  21,810 — — 8,121
Evolve Vacation Rental
Network, Series 7  4,263 — — 1,587
Evolve Vacation Rental
Network, Series 8  20,632 — — 7,682
Evolve Vacation Rental
Network, Series 9  7,333 — — 2,730
Generation Bio  5,657 — 14,489 1,522
Haul Hub, Series B  3,987 1 — 1,302
Haul Hub, Series C  1,291 — — 422
IGM Biosciences  10,855 — 53,059 —
Kardium, Series D-5  7,777 — — *
Kardium, Series D-6  15,685 — — *
Monte Rosa Therapeutics  23,619 — 10,455 *
Replimune Group  57,283 — 20,168 39,151
SiteOne Landscape Supply  * 52,627 55,608 331,641
T. Rowe Price Government
Reserve Fund, 4.37% 859,519  ¤  ¤ 589,858
Total $ 1,829,946^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,334 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,227,366.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,210,703) $ 15,001,492
Receivable for investment securities sold 10,232
Receivable for shares sold 2,853
Dividends receivable 2,149
Due from affiliates 541
Other assets 362
Total assets 15,017,629
Liabilities
Payable for shares redeemed 30,760
Investment management fees payable 7,943
Payable for investment securities purchased 6,018
Payable to directors 13
Other liabilities 1,197
Total liabilities 45,931
NET ASSETS $ 14,971,698

T. ROWE PRICE New Horizons Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,883,129
Paid-in capital applicable to 281,558,322 shares of $1.00
par value capital stock outstanding; 1,600,000,000 shares
authorized 10,088,569
NET ASSETS $ 14,971,698
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,667,933; Shares outstanding:
107,455,630) $ 52.75
I Class
(Net assets: $7,202,078; Shares outstanding:
135,438,607) $ 53.18
Z Class
(Net assets: $2,101,687; Shares outstanding: 38,664,085) $ 54.36

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $30) $ 28,239
Other 37
Total income 28,276
Expenses
Investment management 53,631
Shareholder servicing
Investor Class $ 5,062
I Class 726 5,788
Prospectus and shareholder reports
Investor Class 34
I Class 17
Z Class 1 52
Custody and accounting 259
Legal and audit 49
Registration 43
Directors 29
Miscellaneous 73
Waived / paid by Price Associates (6,778)
Total expenses 53,146
Net investment loss (24,870)

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 734,820
Foreign currency transactions (50)
Net realized gain 734,770
Change in net unrealized gain / loss
Securities (1,805,365)
Other assets and liabilities denominated in foreign currencies 37
Change in net unrealized gain / loss (1,805,328)
Net realized and unrealized gain / loss (1,070,558)
DECREASE IN NET ASSETS FROM OPERATIONS $ (1,095,428)

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (24,870) $ (52,552)
Net realized gain 734,770 2,207,618
Change in net unrealized gain / loss (1,805,328) (1,299,641)
Increase (decrease) in net assets from operations (1,095,428) 855,425
Distributions to shareholders
Net earnings
Investor Class – (370,116)
I Class – (462,944)
Z Class – (105,623)
Decrease in net assets from distributions – (938,683)
Capital share transactions
*
Shares sold
Investor Class 189,541 600,833
I Class 186,805 655,898
Z Class 68,956 184,905
Distributions reinvested
Investor Class – 358,602
I Class – 425,238
Z Class – 105,623
Shares redeemed
Investor Class (1,857,835) (3,541,437)
I Class (2,140,516) (3,384,359)
Z Class (142,510) (301,771)
Decrease in net assets from capital share
transactions (3,695,559) (4,896,468)

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Decrease during period (4,790,987) (4,979,726)
Beginning of period 19,762,685 24,742,411
End of period $ 14,971,698 $ 19,762,685
*Share information (000s)
Shares sold
Investor Class 3,613 10,530
I Class 3,512 11,379
Z Class 1,278 3,162
Distributions reinvested
Investor Class – 6,045
I Class – 7,116
Z Class – 1,735
Shares redeemed
Investor Class (35,130) (62,185)
I Class (40,866) (59,032)
Z Class (2,612) (5,190)
Decrease in shares outstanding (70,205) (86,440)

T. ROWE PRICE New Horizons Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Horizons Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Horizons
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. The fund has three classes of shares: the New Horizons Fund,
Inc. (Investor Class), the New Horizons Fund–I Class (I Class) and the New
Horizons Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE New Horizons Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the fund realized $39,375,000 of net gain on
$78,753,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE New Horizons Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Horizons Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE New Horizons Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE New Horizons Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at June 30, 2025, totaled $(184,376,000) for the six months ended June 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,536,520 $ 119,786 $ 76,823 $ 13,733,129
Convertible Preferred Stocks — — 601,181 601,181
Preferred Stocks — 77,324 — 77,324
Short-Term Investments 589,858 — — 589,858
Total $ 14,126,378 $ 197,110 $ 678,004 $ 15,001,492
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/25
Investment in Securities
Common Stocks $ 109,461 $ 5,483 $ 13,087 $ (51,208) $ 76,823
Convertible Preferred Stocks 866,880 (75,723) 51,317 (241,293) 601,181
Total $ 976,341 $ (70,240) $ 64,404 $ (292,501) $ 678,004

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$76,823 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Probability
for potential
outcome
25%
- 40%
33% Increase
Enterprise
value to sales
multiple
1.5x
– 5.3x
4.1x Increase
Sales growth
rate
5% 5% Increase
Enterprise
value to gross
profit multiple
3.0x
– 7.2x
7.0x Increase
Enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$601,181 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Premium for
liquidation
preference
—# —# —#
Private
company
valuation
—# —# —#
Third-party
valuation
—# —# —#
Probability
for potential
outcome
10%
- 55%
33% Increase
Enterprise
value to sales
multiple
0.5x
– 11.4x
5.3x Increase
Sales growth
rate
5%
- 28%
20% Increase
Enterprise
value to sales
multiple
0.7x
– 13.2x
6.1x Increase
Gross profit
growth rate
18%-
44%
30% Increase
Enterprise
value to
EBITDA
multiple
12.0x
– 12.4x
12.0x Increase
Rate of return 0% - 7% 3% Increase
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
recoverability
100% 100% Decrease

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,809,609,000 and
$6,190,183,000, respectively, for the six months ended June 30, 2025.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Horizons Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $11,249,005,000. Net unrealized gain aggregated $3,752,496,000 at period-end, of which $5,115,087,000 related to appreciated investments and $1,362,591,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE New Horizons Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%. Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $40 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the six months ended June 30, 2025.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE New Horizons Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2025 as indicated in the table below. At June 30, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $— $— $(6,778)

T. ROWE PRICE New Horizons Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2025, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $2,025,000 for T. Rowe Price Services, Inc.; and $746,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was charged $15,000 for shareholder servicing costs related to the college savings plans, of which $8,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.

T. ROWE PRICE New Horizons Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 236,972 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE New Horizons Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New Horizons Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE New Horizons Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The
Board noted that, as of December 31, 2024, the fund lagged its benchmark for most performance periods and the fund’s total returns ranked in the 4th quartile for most periods when compared to performance peer groups selected by third-
party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods, the primary reasons for such results, and efforts being undertaken to improve performance. The Board considered the Adviser’s responses and its efforts and plans to improve the fund’s investment performance and noted
that it will continue to periodically review the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The
Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for mid-cap growth funds indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group)
and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe). At the Adviser’s request,
Broadridge also compared the fund against other relevant small-cap growth funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

The information provided to the Board for small-cap growth funds indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile
(Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE New Horizons Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F42-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025